OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments (Parentheticals) - 12 months ended Dec. 31, 2019 £ in Millions, $ in Millions	GBP (£)	USD ($)
£500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities [member]
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments (Parentheticals) [Line Items]
Notes Issued, Nominal Value	£ 496
US$1,500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities [member]
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments (Parentheticals) [Line Items]
Notes Issued, Nominal Value	1,152	$ 1,500
Sterling notes, nominal [member] | £500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities [member]
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments (Parentheticals) [Line Items]
Notes Issued, Nominal Value	£ 500